Segment Information (Details)	12 Months Ended
Dec. 31, 2025 segment
Segment Information [Abstract]
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	The Company’s Chief Executive Officer, who is the chief operating decision maker (“CODM”), manages resource allocations, measures performances, reviews financial information presented on a consolidated basis.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Reportable segment	1